TERM LOAN AND CONVERTIBLE PROMISSORY NOTES	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Notes Payable [Abstract]
TERM LOAN AND CONVERTIBLE PROMISSORY NOTES

NOTE 5 – TERM LOAN AND CONVERTIBLE PROMISSORY NOTES

Between June and November 2016, the Company issued eleven convertible promissory notes (“Bridge Financing Notes”) with associated warrants in a private placement to accredited investors for total gross proceeds of $837,000. Three of the notes were to related parties for proceeds totaling $222,000, including the extinguishment of $70,000 worth of related party payables. The convertible notes had a maturity of one year (prior to extension), an annual interest rate of 8% and can be converted at the option of the holder at a conversion price of $0.025 per share. In addition, the convertible notes will automatically convert if a qualified equity financing of at least $3 million occurs before maturity and such mandatory conversion price will equal the effective price per share paid in the qualified equity financing. In addition to the convertible notes, the investors received approximately 27.9 million warrants, with an exercise price of $0.03 and a term of the earlier of three years or upon a change of control. Upon maturity of the eleven promissory notes during 2017, the Company issued approximately 7 million extension warrants with an exercise price of $0.03 per share (equal to 25% of the original warrant amount) to the holders of the notes to extend the terms to January 15, 2018. Upon revised maturity of the eleven promissory notes on January 15, 2018, the Company issued approximately 2.8 million extension warrants with an exercise price of $0.10 per share (equal to 10% of the original warrant amount) to the holders of the notes to extend the term to April 16, 2018. In June 2018, the maturity date of all of the notes was extended to January 15, 2019. Six of the Bridge Financing Notes with a principal balance of $560,000 plus accrued interest of approximately $87,000 were converted during the year ended September 30, 2018. The remaining note balance at June 30, 2019 is $277,000. Accrued interest for the quarter ended June 30, 2019, was approximately $6,000 and cumulative accrued interest was approximately $66,000. The Company completed the extension of the remaining notes to April 30, 2020. In consideration for the extension of the remaining notes, the Company extended the term of the warrants until April 30, 2020. As a result, approximately $152,000 was recorded as a debt discount and to additional paid-in capital for the modification.

On March 1, 2019, the Company entered into a Term Loan Agreement by and among the Company, as borrower, and Delek, as lender. In the Term Loan Agreement, Delek agreed to provide the Company with multiple draw term loans in an aggregate stated principal amount of up to $11.0 million (the “Term Loan Facility” and the loans thereunder, the “Loans”). The maturity date of the Term Loan Facility is six months following the closing date of the Term Loan Agreement which is March 1, 2019. Until such maturity date, the Loans under the Term Loan Agreement shall bear interest at a rate per annum equal to 5.0%, payable in arrears on the maturity date. If an event of default occurs, all Loans under the Term Loan Agreement shall bear interest at a rate equal to 7.0%, payable on demand. In connection with the Term Loan Agreement, the Company entered into: (i) a Subordination Agreement (the “Subordination Agreement”) by and among the Company, as borrower, John N. Seitz, as subordinated lender (the “Subordinated Lender”), and Delek, as senior lender; (ii) a Security Agreement (the “Security Agreement”) among the Company, as debtor, and Delek, as lender; and (iii) warrants to purchase 238,095,238 shares of Common Stock, at an exercise price of $0.042 per share issued to Delek GOM (the “Warrants”). The Company may elect, at its option, to prepay borrowings outstanding under the Term Loan Agreement in multiples of $100,000 and not less than $500,000 without premium or penalty. The Company may be required to prepay the Loans with any net cash proceeds resulting from an asset sale, receipt of insurance proceeds from certain casualty events, proceeds from equity issuances or incurrence of indebtedness other than the Loans (subject to a $500,000 carve-out to be applied toward the Company’s general corporate purposes) or receipt of any cash proceeds from any payments, refunds, rebates or other similar payments and amounts under the Company’s operative documents. This potentially includes the $0.7 million insurance proceeds received related to the Company’s share during the nine-months ended June 30, 2019. Amounts outstanding under the Term Loan Agreement are secured by a security interest in substantially all of the properties and assets of the Company.

As of March 6, 2019, the Company had borrowed a total of $10.0 million under the Term Loan Facility and issued to Delek GOM warrants to purchase 238,095,238 shares of Common Stock; and Delek GOM fully exercised the warrants through a Loan Reduction Exercise, thereby extinguishing the Company’s outstanding obligations to Delek GOM as of that date. The Company allocated the proceeds between debt and warrants on a relative fair value basis, recording a debt discount of approximately $5.1 million. The exercise of the warrants through the extinguishment of the loan was accounted for as a standard warrant exercise and an extinguishment of debt including a recognition of a loss in the amount of the debt discount of approximately $5.1 million.

On April 19, 2019, the Company borrowed $1.0 million under the Term Loan Facility and issued to Delek warrants to purchase 23,809,524 shares of stock. The Company allocated the proceeds between debt and warrants on a relative fair value basis, recording a debt discount of approximately $0.5 million. As of June 30, 2019, the warrants have not been exercised and the term loan is outstanding.

On June 21, 2019 the Company entered into a Securities Purchase Agreement (“SPA”) under the terms of which the Company will issue and sell to Buyers up to an aggregate of $3,000,000 of convertible debentures (“Convertible Debentures”) and associated warrants.  On June 21, 2019, approximately $2,100,000 of Convertible Debentures were purchased upon the signing of the SPA (the “First Closing”), and $400,000 and $500,000, respectively, shall be purchased by the holder upon: (1) the filing of a Registration Statement with the U.S. Securities and Exchange Commission (the “SEC”) registering the resale of the Conversion Shares by the Buyers which occurred on August 5, 2019; and (2) the date a registration statement covering the underlying common shares has first been declared effective by the SEC.

The Convertible Debentures accrue interest at eight percent per annum, mature on June 21, 2020, and are convertible at the option of the holder any time after issuance into common stock at a conversion rate of the lesser of: (1) $0.05 per share; or (2) 80% of the lowest volume weighted adjusted price (as reported by Bloomberg, LP) for the ten consecutive trading days immediately preceding conversion. In addition, the holder received warrants to purchase an aggregate of 50 million shares of common stock at an exercise price of $0.04 per share. Such warrants expire on the fifth anniversary of issuance. The offering costs related to this issuance were approximately $281,000.

The Company evaluated the conversion feature and concluded that it should be bifurcated and accounted for as a derivative liability due to the variable conversion feature which does not contain an explicit limit on the number of shares that are required to be issued. In addition, the Company concluded the warrants required treatment as derivative liabilities as the Company could not assert in has sufficient authorized but unissued shares to settle the warrants upon exercise when taking into account other stock based commitments including the Convertible Debentures. Accordingly, the embedded conversion feature and warrants were recorded at fair value at issuance and are subsequently remeasured to fair value each reporting period. The fair value of the derivative liabilities at issuance exceeded the net proceeds received resulting in an approximately $1.7 million day one charge to interest expense in the Condensed Statement of Operations.

The fair value of the embedded conversion feature was determined utilizing a Geometric Brownian Motion Stock Path Based Monte Carlo Simulation that utilized the following key assumptions:

	June 21, 2019	June 30, 2019
Stock Price	$0.041	$0.041
Fixed Exercise Price	$0.050	$0.050
Volatility	148%	150%
Term (Years)	1.00	0.98
Risk Free Rate	1.95%	1.92%

In addition to the fixed exercise price noted above, the model incorporates the variable conversion price which is simulated as 80% of the lowest trading price within the ten consecutive days preceding presumed conversion.

The Company’s term loan and convertible promissory notes consisted of the following as of June 30, 2019.

Notes Payable at June 30, 2019	Notes	Discount	Notes, Net of Discount
Term Loan	1,000,000	(283,735)	716,265
Convertible Promissory Notes	2,327,000	(2,242,485)	84,515
Total	3,327,000	(2,526,220)	800,780

NOTE 7 – NOTES PAYABLE

Between June and November 2016, the Company issued eleven convertible promissory notes (“Bridge Financing Notes”) with associated warrants in a private placement to accredited investors for total gross proceeds of $837,000. Three of the notes were to related parties for proceeds totaling $222,000, including the extinguishment of $70,000 worth of related party payables. The convertible notes had a maturity of one year (prior to extension), bear an annual interest rate of 8% and can be converted at the option of the holder at a conversion price of $0.025 per share. In addition, the convertible notes will automatically convert if a qualified equity financing of at least $3 million occurs before maturity and such mandatory conversion price will equal the effective price per share paid in the qualified equity financing. In addition to the convertible notes, the investors received 27.9 million warrants (7.4 million to the above mentioned related parties) with an exercise price of $0.03 and a term of the earlier of three years or upon a change of control. The Company evaluated the various financial instruments under ASC 480 and ASC 815 and determined no instruments or features represented embedded derivatives. Therefore, in accordance with ASC 470-20-25-2, the Company allocated the proceeds between the convertible notes and warrants based on their relative fair values. This resulted in an allocation of approximately $452,000 to the warrants and approximately $385,000 to the convertible notes. After such allocation, the Company evaluated the conversion option to discern whether a beneficial conversion feature existed based upon comparing the effective exercise price of the convertible notes to the fair value of the shares they are convertible into. The Company concluded a beneficial conversion feature existed and measured such beneficial conversion feature at approximately $385,000. Accordingly, the debt discount associated with these notes was approximately $837,000. Such discount was amortized using the effective interest rate method over the term (one year) of the convertible notes.

Upon maturity of eight of the eleven promissory notes in June 2017, the Company issued 3,225,000 extension warrants with an exercise price of $0.03 per share (equal to 25% of the original warrant amount) to the holders of the notes to extend the terms to January 15, 2018. The Company evaluated this modification including considering the fair value of the warrants issued and concluded that extinguishment accounting was required as the present value of future cash flows from the new note, including the fair value of the warrants issued to extend, exceeded the present value of future cash flows of the old note by more than 10%. The fair value of the warrants was deemed to be approximately $51,000 and such amount was recognized immediately as a loss on extinguishment of debt. The fair value of the warrants was determined using the Black-Scholes option pricing model. In July and August 2017, the three remaining promissory notes issued in July, August and November 2016 were extended until January 15, 2018 and issued 3,750,000 extension warrants (equal to 25% of the original warrant amount). The Company evaluated this transaction including considering the fair value of the warrants issued and concluded that modification accounting was required as the present value of future cash flows from the new note, including the fair value of the warrants issued to extend, was less than 10% of the present value of future cash flows of the old note. When an instrument is modified, any incremental increase in value (in this case the warrants) should be added to the discount of the notes and such discount should be amortized to interest expense using the effective interest rate method over the new remaining life of the note. The fair value of the warrants, approximately $39,000, was determined using the Black-Scholes option pricing model.

Upon revised maturity of the eleven promissory notes on January 15, 2018, the Company issued 2,790,000 extension warrants with an exercise price of $0.10 per share (equal to 10% of the original warrant amount) to the holders of the notes to extend the term to April 16, 2018. The Company evaluated this transaction including considering the fair value of the warrants issued and concluded that extinguishment accounting was required as the present value of future cash flows from the new note, including the fair value of the warrants issued to extend, exceeded the present value of future cash flows of the old note by more than 10%. The fair value of the warrants was deemed to be approximately $217,000 and such amount was recognized immediately as a loss on extinguishment of debt. The fair value of the warrants was determined using the Black-Scholes option pricing model. In June 2018, the maturity date of all of the notes was extended to January 15, 2019.

For the year ended September 30, 2018, the amortization of the discounts associated with the Bridge Financing Notes was approximately $30,000. Six of the Bridge Financing Notes with a principal balance of $560,000 plus accrued interest of $86,525 were converted during the year ended September 30, 2018. The remaining note balance at September 30, 2018 is $277,000. See Note 9 for a summary of the warrants outstanding relating to the Bridge Financing Notes.

On December 28, 2016, the Company issued a convertible promissory note (together with the convertible promissory notes issued below, the “Financing Notes”) with 500,000 shares of restricted stock and 550,000 warrants in a private placement to an accredited investor for $50,000 in proceeds. The warrants have a five year term and an exercise price of $0.10. The promissory note has a face value of approximately $56,000, which includes 10% original issue discount (“OID”) and incurs a one-time upfront interest charge of six percent. The holder of the note has the option to convert the note into shares of common stock at a conversion price of $0.02 per share. Approximately $450,000 of additional funding is available under similar terms if the Company and the lender mutually agree to further tranches. The Company evaluated the various financial instruments under ASC 480 and ASC 815 and determined no material instruments or features represented embedded derivatives. Therefore, in accordance with ASC 470-20-25-2, the Company allocated the proceeds between the convertible note, restricted common stock, and warrants based on their relative fair values. This resulted in an allocation of approximately $8,000 to the restricted stock, approximately $8,000 to the warrants and approximately $34,000 to the convertible note. After such allocation, the Company evaluated the conversion option to discern whether a beneficial conversion feature existed based upon comparing the effective exercise price of the convertible note to the fair value of the shares it is convertible into. The Company concluded a beneficial conversion feature existed and measured such beneficial conversion feature at approximately $34,000. Accordingly, at December 28, 2016, the debt discount associated with these notes was approximately $56,000. Such discount was amortized using the effective interest rate method over the term (seven months) of the convertible note. For the year ended September 30, 2017 amortization of this discount totaled $56,000 and is included in interest expense in the statement of operations. The note, related OID and accrued interest were converted into approximately 5.5 million shares of GulfSlope Energy common stock in a series of conversions beginning on July 10, 2017 and ending with a conversion on September 18, 2017 on which date all were paid in full.

On March 14, 2017, the Company issued a convertible promissory note with 1,000,000 shares of restricted stock and 1,100,000 warrants in a private placement to an accredited investor for $100,000 in proceeds. The warrants have a five-year term and an exercise price of $0.10. The promissory note has a face value of approximately $111,000, which includes 10% original issue discount (“OID”), and incurs a one-time upfront interest charge of six percent. The holder of the note has the option to convert the note into shares of common stock at a conversion price of $0.02 per share. Approximately $350,000 of additional funding is available under similar terms if the Company and the lender mutually agree to further tranches. The Company evaluated the various financial instruments under ASC 480 and ASC 815 and determined no material instruments or features represented embedded derivatives. Therefore, in accordance with ASC 470-20-25-2, the Company allocated the proceeds between the convertible note, restricted common stock, and warrants based on their relative fair values. This resulted in an allocation of approximately $17,000 to the restricted stock, approximately $14,000 to the warrants and approximately $69,000 to the convertible note. After such allocation, the Company evaluated the conversion option to discern whether a beneficial conversion feature existed based upon comparing the effective exercise price of the convertible note to the fair value of the shares it is convertible into. The Company concluded a beneficial conversion feature existed and measured such beneficial conversion feature at approximately $69,000. Accordingly, at March 14, 2017, the debt discount associated with these notes was approximately $111,000. Such discount will be amortized using the effective interest rate method over the term (seven months) of the convertible note. For the year ended September 30, 2017 amortization of this discount totaled approximately $106,000 and is included in interest expense in the statement of operations. In September 2017, $30,000 was converted into 1.5 million shares of stock, leaving a note balance of $81,111 at September 30, 2017. The remaining balance and accrued interest were converted in October 2017 at which time all was paid in full.

On October 16, 2017, the Company issued a convertible promissory note with 1,000,000 shares of restricted stock and 1,100,000 warrants in a private placement to an accredited investor for $100,000 in proceeds. The warrants have a five-year term and an exercise price of $0.10. The promissory note has a face value of $110,000, which includes 10% original issue discount (“OID”), and incurs a one-time upfront interest charge of six percent. The holder of the note has the option to convert the note into shares of common stock at a conversion price of $0.02 per share. Approximately $250,000 of additional funding is available under similar terms if the Company and the lender mutually agree to further tranches. The Company evaluated the various financial instruments under ASC 480 and ASC 815 and determined no material instruments or features represented embedded derivatives. Therefore, in accordance with ASC 470-20-25-2, the Company allocated the proceeds between the convertible note, restricted common stock, and warrants based on their relative fair values. This resulted in an allocation of approximately $21,000 to the restricted stock, approximately $20,000 to the warrants and approximately $59,000 to the convertible note. After such allocation, the Company evaluated the conversion option to discern whether a beneficial conversion feature existed based upon comparing the effective exercise price of the convertible note to the fair value of the shares it is convertible into. The Company concluded a beneficial conversion feature existed and measured such beneficial conversion feature at approximately $59,000. Accordingly, at October 16, 2017, the debt discount associated with these notes was $110,000. Such discount was amortized using the effective interest rate method over the term (seven months) of the convertible note. In April 2018 the note and accrued interest was converted into 5.8 million shares of common stock and paid in full.

On December 15, 2017, the Company issued a convertible promissory note with 1,000,000 shares of restricted stock and 1,100,000 warrants in a private placement to an accredited investor for $100,000 in proceeds. The warrants have a five-year term and an exercise price of $0.10. The promissory note has a face value of $110,000, which includes 10% original issue discount (“OID”), and incurs a one-time upfront interest charge of six percent. The holder of the note has the option to convert the note into shares of common stock at a conversion price of $0.02 per share. Approximately $150,000 of additional funding is available under similar terms if the Company and the lender mutually agree to further tranches. The Company evaluated the various financial instruments under ASC 480 and ASC 815 and determined no material instruments or features represented embedded derivatives. Therefore, in accordance with ASC 470-20-25-2, the Company allocated the proceeds between the convertible note, restricted common stock, and warrants based on their relative fair values. This resulted in an allocation of approximately $28,000 to the restricted stock, approximately $27,000 to the warrants and approximately $45,000 to the convertible note. After such allocation, the Company evaluated the conversion option to discern whether a beneficial conversion feature existed based upon comparing the effective exercise price of the convertible note to the fair value of the shares it is convertible into. The Company concluded a beneficial conversion feature existed and measured such beneficial conversion feature at approximately $45,000. Accordingly, at December 15, 2017, the debt discount associated with these notes was $110,000. Such discount was amortized using the effective interest rate method over the term (seven months) of the convertible note. In June 2018 the note and accrued interest was converted into 5.8 million shares of common stock and paid in full.

See Note 9 for a summary of the warrants outstanding relating to the Financing Notes.